Average Annual Total Returns{- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom® 2020 Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	13.52%	9.23%	[1]	18.40%	15.18%	[1]	12.75%	9.27%	[1]

[1]	(a)From June 6, 2017